Stock-Based Compensation Arrangements (Details 5) (USD $)	9 Months Ended		12 Months Ended			185 Months Ended	194 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended				1 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2009 Stock options	Jun. 30, 2009 Stock options	Sep. 30, 2012 Stock options security	Sep. 30, 2011 Stock options	Dec. 31, 2011 Stock options item	Dec. 31, 2010 Stock options	Dec. 31, 2009 Stock options	Sep. 30, 2011 Stock options Minimum	Dec. 31, 2011 Stock options Minimum	Dec. 31, 2010 Stock options Minimum	Dec. 31, 2009 Stock options Minimum	Sep. 30, 2012 Stock options Minimum	Sep. 30, 2011 Stock options Maximum	Dec. 31, 2011 Stock options Maximum	Dec. 31, 2010 Stock options Maximum	Dec. 31, 2009 Stock options Maximum	Sep. 30, 2012 Stock options Maximum	Nov. 30, 2008 Restricted Stock	Sep. 30, 2012 Restricted Stock	Dec. 31, 2011 Restricted Stock	Dec. 31, 2010 Restricted Stock	Dec. 31, 2011 Restricted Stock Units	Nov. 30, 2008 Restricted Stock Units	Mar. 31, 2012 Restricted Stock Units	Sep. 30, 2012 Restricted Stock Units	Dec. 31, 2011 Restricted Stock Units	Dec. 31, 2010 Restricted Stock Units	Dec. 31, 2008 Restricted Stock Units
Fair value of the stock options granted calculated using Black-Scholes option-pricing model assumptions
Expected term										6 years					5 years	5 years	5 years	9 months		6 years	6 years	6 years	5 years
Risk free interest rate (as a percent)										0.95%					1.47%	1.47%	1.64%	0.325%		2.29%	2.29%	2.96%	0.84%
Volatility (as a percent)										98.00%					93.00%	93.00%	90.00%	65.00%		99.00%	99.00%	102.00%	169.00%
Dividends (as a percent)												0.00%	0.00%	0.00%
Resulting weighted average grant fair value (in dollars per share)										$ 2.52	$ 8.05	$ 8.05	$ 9.80	$ 2.73
Stock based compensation, additional disclosures
Forfeiture rate (as a percent)																0.00%			0.00%		50.00%			30.00%
Income (expense) recognized due to revision of forfeiture rate												$ (38,000)	$ (500,000)	$ 500,000
Number of Federal Reserve securities whose weighted average is used for calculation of weighted average risk-free interest rate										2		2
Cash proceeds	48,000	3,000	3,000		7,000	173,000	221,000			48,000	3,000	3,000	100,000	7,000
Exercised (in shares)			(948)	(24,902)						(15,438)	(948)	(948)	(24,901)	(2,454)
Post termination period for exercise of vested options before modification of plan												30 days
Post termination period for exercise of vested options												9 months
Stock-based compensation expense recorded due to plan modification								300,000	300,000
Percentage of the award vesting one year from the date of grant			0.25							0.25															0.25
Period for vesting of one-fourth award			1 year							1 year															1 year
Percentage of the award vesting each month after one year			0.0208							0.0208															0.0208
Total remaining unrecognized compensation cost																											$ 3,000		$ 100,000				$ 100,000
Weighted-average remaining requisite service period of recognition of unrecognized compensation cost												2 years 10 months 17 days															10 months 17 days						2 years 9 months 11 days
Vesting period			4 years							4 years																				4 years		3 years	3 years		4 years
Nonvested activity
Non-vested at the beginning of the period (in shares)																										1,632	3,418	5,204			36,463	36,463	5,142	7,812
Granted (in shares)																									7,142				34,000	13,100	12,281	12,281	34,000
Vested (in shares)																										(1,341)	(1,786)	(1,786)				(2,010)	(2,679)	(2,670)
Non-vested at the end of the period (in shares)																										291	1,632	3,418	36,463			39,830	36,463	5,142
Weighted Average Grant Date Value Per Share
Non-vested at the beginning of the period (in dollars per share)																										$ 3.08	$ 3.08	$ 3.08			$ 5.60	$ 5.60	$ 3.08	$ 3.08
Granted (in dollars per share)																																$ 3.85	$ 5.81
Vested (in dollars per share)																										$ 3.08	$ 3.08	$ 3.08				$ 3.08	$ 3.08	$ 3.08
Non-vested at the end of the period (in dollars per share)																										$ 3.08	$ 3.08	$ 3.08	$ 5.60			$ 5.32	$ 5.60	$ 3.08